Average Annual Total Returns{- Fidelity® Real Estate Investment Portfolio} - 07.31 Fidelity Real Estate Investment Portfolio PRO-09 - Fidelity® Real Estate Investment Portfolio	Fidelity Real Estate Investment Portfolio-Default Return Before Taxes Past 1 year	Fidelity Real Estate Investment Portfolio-Default Return Before Taxes Past 5 years	Fidelity Real Estate Investment Portfolio-Default Return Before Taxes Past 10 years	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions Past 1 year	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions Past 5 years	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions Past 10 years	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWEJ Past 1 year	IXWEJ Past 5 years	IXWEJ Past 10 years
Total	42.35%	10.45%	11.33%	40.95%	8.96%	9.98%	25.78%	7.78%	8.81%	28.71%	18.47%	16.55%	40.56%	8.13%	9.92%